RELATED PARTY DEBT	12 Months Ended
Dec. 31, 2012
RELATED PARTY DEBT [Abstract]
RELATED PARTY DEBT

9.

RELATED PARTY DEBT

Long-term related party debt consists of the following at December 31, 2012 and December 31, 2011:

	2012	2011

Unsecured note payable to former Director (a)	$-	$272,399
Secured line of credit agreement (b)	-	40,512
Related party notes payable (c)	-	96,164
Total related party debt	-	409,075
Less current portion	-	(204,776)
Non-current portion of related party notes payable	$-	$204,299

(a) Unsecured notes payable to former Director, interest at 7% at December 31, 2010. As of December 31, 2008, the principal balance of the note was $335,714. During 2009, the Company made one payment of $50,000 consisting of principal in the amount of $24,843 and interest of $25,157. In December 2009, the holder agreed to receive quarterly payments of $25,000, of which one was made in 2010 consisting of principal of $19,560 and interest of $5,440. In May 2011, the Company renegotiated the note payable to remove the interest component and extend the maturity date of the prior note, resulting in a new note agreement. Under the new agreement, the Company made an initial payment of $17,025 and is required to make quarterly payments of $17,025 until the amount due, $340,400 (consisting of original principal of $291,311 plus accrued interest of $49,089), is paid in full. The renegotiation of the note was accounted for as a debt restructuring in accordance with ASC Topic 470-60-15. The carrying amount of the note was not affected as it did not exceed the total future cash payments. The note was reclassified from related party debt on January 1, 2012 due to lack of on-going affiliation with the lender. See Note 8.

(b) Secured $1 million, one year line of credit agreement bearing interest of 10% and secured by the initial pilot project Ozonix® unit. As a loan fee to the lender in May 2008, the Company issued warrants to purchase 1,000,000 shares of the Company's common stock each at an exercise price of $0.15 per share expiring in five years. The Company recorded a debt discount for the relative fair market value of the warrants, $182,567 and is amortizing the discount over the term of the notes. Principal and interest were due under this agreement on May 21, 2009. In May 2009, the term of the note was extended to December 31, 2009. This note holder became a related party in July 2009 when the holder became an investor in EES and this note became an obligation of EES. In November 2009, the note was converted into a one year installment note bearing interest of 9.056% with monthly payments of principal and interest of $100,546. In December 2010, EES entered into a Second Amended and Restated Secured Note with the creditor with the principal amount of $524,773. In connection with the new agreement, EES paid the creditor $251,026 in principal and $47,128 in accrued interest, and pledged 50% of the future cash receipts from one customer to repay the remaining amount due. In addition, the creditor deferred the payment of default interest in the amount of $40,512 until December 2012. The final payment of principal and interest, other than the default interest, on this note was made in February 2011. The default interest was paid in December of 2012.

(c) Secured $2 million, note payable bearing interest of an annual rate of 15% and secured by the second AORO unit and the Ecos-Brine® Ozonix® units. Amounts under this agreement were due in November and December 2009. As a loan fee to the lender in November 2008, the Company issued warrants to purchase 666,667 shares of the Company's common stock each at an exercise price of $0.38 per share expiring in five years. The Company recorded a debt discount for the relative fair market value of the warrants, $190,076 and amortized the discount over the term of the note. This note holder became a related party in July 2009 when the holder became an investor in EES and this note became an obligation of EES. In connection with the investment in July 2009, the annual interest rate was reduced to 12% and the due date of the note was extended to December 2011. In connection with the new agreement on the note above, the holder deferred the payment of default interest on this note in the amount of $96,164 until December 2012 at which time such amount was paid.